Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000031266
Eaton Vance Global Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	evsit_SupplementTextBlock

EATON VANCE GLOBAL SMALL-CAP FUND

(formerly Eaton Vance Small-Cap Value Fund)

Supplement to Prospectus dated May 1, 2015

The name of Eaton Vance Small-Cap Value Fund was changed to Eaton Vance Global Small-Cap Fund.

Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The following replaces “Principal Investment Strategies” under “Fund Summaries – Eaton Vance Small-Cap Value Fund”:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies (the “80% Policy”). The portfolio managers generally consider small-cap companies to be those companies with market capitalizations within the range of companies included in the MSCI World Small-Cap Index. Under normal market conditions, the Fund will invest (i) at least 25% of its net assets in companies located outside of the United States, which may include emerging market countries; and (ii) in issuers located in at least five different countries (including the United States). A company will be considered to be located outside the United States if it is domiciled in or derives more than 50% of its revenues or profits from non-U.S. countries and may include securities trading in the form of depositary receipts. The Fund may invest up to 20% of its net assets in publicly traded real estate investment trusts.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices or currency exchange rates or as a substitute for the purchase or sale of securities. The Fund expects to use derivatives principally to attempt to hedge against fluctuations in currency exchange rates through use of forward foreign currency exchange contracts and/or futures contracts. Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements. There is no stated limit on the Fund's use of derivatives.

In selecting securities, the portfolio managers seek companies that, in their opinion, are high in quality. Investment decisions for the Fund are made primarily on the basis of fundamental research conducted by the investment adviser's research staff. Management of the Fund involves consideration of numerous factors (such as a company's earning or cash flow capabilities, financial strength, the strength of the company's business franchises and management team, sustainability of a company's competitiveness and estimates of the company's net value). The Fund seeks to manage investment risk by maintaining broad issuer and industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. Securities may be sold if, in the opinion of the investment adviser, the price moves above a fair level of valuation, the company's fundamentals deteriorate or to pursue more attractive investment opportunities.

Risk, Narrative	rr_RiskNarrativeTextBlock

The following replaces “Foreign and Emerging Market Investment Risk.” under “Principal Risks” in “Fund Summaries – Eaton Vance Small-Cap Value Fund”:

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country.  Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market stocks often involve higher risk than developed market stocks.  Trading in foreign markets often involves higher expense than trading in the United States. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

The following is added to “Principal Risks” under “Fund Summaries – Eaton Vance Small-Cap Value Fund”:

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund's exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative's counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following replaces “Performance” under “Fund Summaries – Eaton Vance Small-Cap Value Fund”:

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Prior to July 6, 2015, the Fund's investment adviser employed a different investment strategy.  Effective July 6, 2015, the Fund changed its name, investment objective and investment strategy to invest globally and to invest at least 80% of its net assets in small-cap companies defined as companies with market capitalizations within the range of companies included in the MSCI World Small-Cap Index.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund's performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of two broad-based securities market indices.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock

For the ten years ended December 31, 2014, the highest quarterly total return for Class A was 18.35% for the quarter ended June 30, 2009, and the lowest quarterly return was -22.76% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	For the ten years ended December 31, 2014, the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.76%)
Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod
The Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences, returns would be different.  The Fund's primary benchmark has been changed to the MSCI World Small-Cap Index because it was deemed by the portfolio managers to be a more appropriate benchmark for the Fund.  (Source for MSCI World Small-Cap Index:  MSCI.)  MSCI data may not be reproduced or used for any other purposes.  MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences, returns would be different.  The Fund's primary benchmark has been changed to the MSCI World Small-Cap Index because it was deemed by the portfolio managers to be a more appropriate benchmark for the Fund.  (Source for MSCI World Small-Cap Index:  MSCI.)  MSCI data may not be reproduced or used for any other purposes.  MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Supplement Closing, Text	evsit_SupplementClosingTextBlock

The following replaces “Management” under “Fund Summaries – Eaton Vance Small-Cap Value Fund”:

Management

Investment Adviser.  Boston Management and Research (“BMR”).

Investment Sub-Adviser.  Eaton Vance Management (International) Limited (“EVMI”).

Portfolio Managers

Aidan M. Farrell (lead portfolio manager), Vice President of EVMI, has managed the Fund since July 2015.

Patrick J. O'Brien, Vice President of BMR, has managed the Fund since November 2013.

The following replaces “Small-Cap Value Fund.” under “Management and Organization”:

Global Small-Cap Fund.  Under Global Small-Cap Fund's investment advisory agreement, BMR receives a monthly advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate (for each level)
Up to $500 million	0.750%
$500 million but less than $1 billion	0.725%
$1 billion but less than $2.5 billion	0.700%
$2.5 billion but less than $5 billion	0.680%
$5 billion and over	0.665%

Prior to March 1, 2014, BMR received a monthly advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate (for each level)
Up to $500 million	1.0000%
$500 million but less than $1 billion	0.9375%
$1 billion but less than $2.5 billion	0.8750%
$2.5 billion but less than $5 billion	0.8125%
$5 billion and over	0.7500%

Pursuant to a sub-advisory agreement, BMR has delegated a portion of the investment management of the Fund to Eaton Vance Management (International) Limited (“EVMI”), a registered investment adviser.  EVMI is located at 125 Old Broad Street, London, United Kingdom, EC2N 1AR.  BMR pays EVMI a portion of the advisory fee for sub-advisory services provided to the Fund.  For the fiscal year ended December 31, 2014, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Fund was 0.79%.

Global Small-Cap Fund is managed by Aidan M. Farrell (lead portfolio manager) and Patrick J. O'Brien.  Mr. Farrell has served as a portfolio manager since July 2015 and manages other Eaton Vance portfolios.  Prior to joining EVMI as a Vice President in June 2015, Mr. Farrell was Managing Director at Goldman Sachs Asset Management where he also served as a portfolio manager from 2008 to 2015.  Mr. O'Brien has served as a portfolio manager since November 2013, has been a Vice President of Eaton Vance and BMR since November 2013 and manages other Eaton Vance portfolios.  Prior to joining Fox Asset Management (a wholly-owned affiliate of Eaton Vance Corp.) in October 2012, Mr. O'Brien was a portfolio manager and analyst with Brown Advisory/ABIM since 2001.

The following replaces “Information about the Funds.” under “Shareholder Account Features”:

Information about the Funds.  From time to time, you may receive the following:

•

Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.

•

Periodic account statements, showing recent activity and total share balance.

•

Tax information needed to prepare your income tax returns.

•

Proxy materials, in the event a shareholder vote is required.

•

Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically.  For more information please go to www.eatonvance.com/edelivery.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics.  A description of these policies and procedures is provided below and additionally in the Statement of Additional Information.  Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q.  Each Fund's annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC's website (www.sec.gov).  The most recent fiscal quarter-end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com).  Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each month end is posted to the website approximately one month after such month end except for Small-Cap Fund and Special Equities Fund which post calendar quarter-end holdings approximately two months after such quarter end.   Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) at least quarterly on the Eaton Vance website approximately ten business days after the period and each Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.

December 3, 2015	20431 12.3.15

Eaton Vance Global Small-Cap Fund | MSCI World Small-Cap Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.90%
Five Years	rr_AverageAnnualReturnYear05	12.70%
Ten Years	rr_AverageAnnualReturnYear10	7.61%
Eaton Vance Global Small-Cap Fund | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.22%
Five Years	rr_AverageAnnualReturnYear05	14.25%
Ten Years	rr_AverageAnnualReturnYear10	6.88%
Eaton Vance Global Small-Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2005	rr_AnnualReturn2005	4.28%
Annual Return 2006	rr_AnnualReturn2006	13.92%
Annual Return 2007	rr_AnnualReturn2007	2.31%
Annual Return 2008	rr_AnnualReturn2008	(26.59%)
Annual Return 2009	rr_AnnualReturn2009	24.32%
Annual Return 2010	rr_AnnualReturn2010	17.78%
Annual Return 2011	rr_AnnualReturn2011	(1.68%)
Annual Return 2012	rr_AnnualReturn2012	9.59%
Annual Return 2013	rr_AnnualReturn2013	31.47%
Annual Return 2014	rr_AnnualReturn2014	3.37%
One Year	rr_AverageAnnualReturnYear01	(2.57%)
Five Years	rr_AverageAnnualReturnYear05	10.20%
Ten Years	rr_AverageAnnualReturnYear10	6.07%
Eaton Vance Global Small-Cap Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.66%)
Five Years	rr_AverageAnnualReturnYear05	9.27%
Ten Years	rr_AverageAnnualReturnYear10	5.22%
Eaton Vance Global Small-Cap Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.62%)
Five Years	rr_AverageAnnualReturnYear05	8.14%
Ten Years	rr_AverageAnnualReturnYear10	4.92%
Eaton Vance Global Small-Cap Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.26%)
Five Years	rr_AverageAnnualReturnYear05	10.41%
Ten Years	rr_AverageAnnualReturnYear10	5.91%
Eaton Vance Global Small-Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.65%
Five Years	rr_AverageAnnualReturnYear05	10.68%
Ten Years	rr_AverageAnnualReturnYear10	5.91%
Eaton Vance Global Small-Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.61%
Five Years	rr_AverageAnnualReturnYear05	11.78%
Ten Years	rr_AverageAnnualReturnYear10	6.83%